Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000017685 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	2.06%		2.89%
C000088012 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.25%	2.27%		3.10%
C000189766 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.16%	2.28%	2.88%
C000017686 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.79%)	0.88%		2.16%
C000017688 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.92%	1.03%		1.87%
C000017689 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	1.04%		1.92%
C000017691 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	1.24%		2.12%
C000189767 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.60%	1.27%	2.12%
C000088013 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.49%)	(0.12%)		1.20%
C000088014 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%	0.05%		0.91%
Without Sales Load [Member] | C000017686 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.80%	1.81%		2.64%
Without Sales Load [Member] | C000088013 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.11%	0.81%		1.67%
S&P National AMT-Free Municipal [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.64%	0.53%	1.90%	2.08%
S&P National AMT-Free Municipal (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.64%	0.53%	1.90%
S&P Municipal Bond 50% Investment Grade/50% High Yield [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%	2.05%	2.88%	3.18%
S&P Intermediate Term National AMT-Free Municipal [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	0.86%		2.04%
S&P Intermediate Term National AMT-Free Municipal (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	0.86%	1.94%